Trade and other receivables - ECL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade notes and accounts receivable
Trade and other receivables
Financial assets at beginning of period	$ 8,158
Financial assets at end of period	11,994	$ 8,158
Trade notes and accounts receivable | Accumulated impairment
Trade and other receivables
Financial assets at beginning of period	(9,885)	(9,289)
Additions	(2,359)	(4,965)
Reversal	237	147
Use of provision	(2,583)	(4,060)
Effect of translation	444	162
Financial assets at end of period	(8,980)	(9,885)
Other receivables | Accumulated impairment
Trade and other receivables
Financial assets at beginning of period	(723)	(565)
Additions	(107)	(245)
Reversal	218	35
Use of provision	(130)	(86)
Effect of translation	107	(34)
Financial assets at end of period	$ (375)	$ (723)